                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/03

Check here if Amendment [ ]; Amendment Number: _________
This Amendment (Check only one.):             [ ]     is a restatement.
                                              [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    _______Petros Advisors LLC _______________

Address: _______8711 E. Pinnacle Peak Road, F207___

         _______Scottsdale, AZ 85255_______________


Form 13F File Number: 28-__6013__________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ____Andrew Brinkman______________________

Title:   ____Chief Operating Officer______________

Phone:   ____(480) 585-5844_______________________


Signature, Place, and Date of Signing:


Andrew J. Brinkman              Scottsdale, AZ                      08/06/2003
[Signature]                      [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28-____________            _______________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               _____N/A_____


Form 13F Information Table Entry Total:          _____54_____


Form 13F Information Table Value Total:          ___$132,753___
                                                  (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number      Name

         ____     28-____________           _________________________

         [Repeat as necessary.]

         None

As of June 30, 2003               FORM 13F

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


      Page 1 of 1                                                  Name of Reporting Manager  Petros Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
         Item 1:                    Item 2:   Item 3:    Item 4:       Item 5:                Item 6:                    Item 7:
     Name of Issuer                  Title     CUSIP    Fair Market   Shares or        Investment Discretion            Managers
                                   of Class    Number     Value       Principal  (a) Sole  (b) Shared -  (c) Shared-  See Instr. V
                                                                        Amount              As Defined     Other
                                                                                           in Instr. V
---------------------------------  --------  ---------  -----------   ---------  --------  ------------  -----------  ------------
A T & T Corp                          COM    001957109       75,075       3,900     x
A T & T Wireless Group                COM    00209A106      821,000     100,000     x
Abbott Laboratories                   COM    002824100    1,531,600      35,000     x
Aeropostale                           COM    007865108      751,800      35,000     x
Aes Corporation                       COM    00130H105      317,500      50,000     x
Agere Systems Com                     COM    00845V100    1,631,000     700,000     x
Alltel Corp                           COM    020039103      723,300      15,000     x
American Eagle Outfitters Inc         COM    02553E106      268,640      14,600     x
Amgen Inc                             COM    031162100    1,318,800      20,000     x
Andrx Group                           COM    034553107    4,089,750     205,000     x
Astrazeneca Plc -Spons Adr            COM    046353108    1,019,250      25,000     x
Avigen Inc                            COM    053690103      508,270     137,000     x
Barr Laboratories Inc                 COM    068306109      982,500      15,000     x
Barrick Gold Corp                     COM    067901108    1,074,000      60,000     x
Bellsouth Corp                        COM    079860102      798,900      30,000     x
Best Buy Co Inc                       COM    086516101    1,098,000      25,000     x
Boston Scientific Corp                COM    101137107    3,666,000      60,000     x
Bristol-Myers Squibb Co               COM    110122108    1,357,500      50,000     x
Broadcom Corp                         COM    111320107    2,740,100     110,000     x
Capital One Financial Corp            COM    14040H105    1,967,200      40,000     x
Cendant Corp                          COM    151313103      916,000      50,000     x
Computer Associates Intl Inc          COM    204912109    2,228,000     100,000     x
Conexant Systems Inc                  COM    207142100    1,047,500     250,000     x
Countyrwide Financial Corp            COM    222372104    2,087,100      30,000     x
Crown Cork & Seal Co Inc              COM    228255105      357,000      50,000     x
Double Click Inc                      COM    258609304    1,850,000     200,000     x
Durban Roodeprt ADR                   COM    266597301      756,000     300,000     x
Dynegy Inc-Cl A                       COM    26816Q101      630,000     150,000     x
EOG Resources Inc                     COM    26875P101    1,255,200      30,000     x
Eastman Chemical Company              COM    277432100    2,533,600      80,000     x
Echostar Communications Corp Cl-A     COM    278762109    2,596,500      75,000     x
Encysive Pharmaceuticals Inc          COM    88221T104      908,200     190,000     x
Enzon Inc                             COM    293904108      313,750      25,000     x
Federated Dept Stores Inc             COM    31410H101    2,395,250      65,000     x
Gemstar-Tv Guide Intl Inc             COM    36866W106    1,252,500     250,000     x
Genta Inc                             COM    37245M207      199,500      15,000     x
Glaxosmithkline Plc-Adr               COM    37733W105      810,800      20,000     x
Gold Fields Ltd ADR                   COM    38059T106    1,218,000     100,000     x
Heartland Express Inc                 COM    422347104      452,600      20,000     x
Hewlett-Packard Co                    COM    428236103    2,130,000     100,000     x
Hollis-Eden Phar                      COM    435902101    1,088,433      87,565     x
Home Depot Inc                        COM    437076102      993,600      30,000     x
Honeywell International Corp          COM    438516106    4,027,500     150,000     x
Horizon Offshore Inc                  COM    44043J105    1,127,740     226,000     x

[continued]

                                          (SEC USE ONLY)

      Page 1 of 1
---------------------------------  ------------------------------
         Item 1:                               Item 8:
     Name of Issuer                   Voting Authority (Shares)
                                   (a) Sole  (b) Shared  (c) None


---------------------------------  --------  ----------  --------
A T & T Corp                          3,900
A T & T Wireless Group              100,000
Abbott Laboratories                  35,000
Aeropostale                          35,000
Aes Corporation                      50,000
Agere Systems Com                   700,000
Alltel Corp                          15,000
American Eagle Outfitters Inc        14,600
Amgen Inc                            20,000
Andrx Group                         205,000
Astrazeneca Plc -Spons Adr           25,000
Avigen Inc                          137,000
Barr Laboratories Inc                15,000
Barrick Gold Corp                    60,000
Bellsouth Corp                       30,000
Best Buy Co Inc                      25,000
Boston Scientific Corp               60,000
Bristol-Myers Squibb Co              50,000
Broadcom Corp                       110,000
Capital One Financial Corp           40,000
Cendant Corp                         50,000
Computer Associates Intl Inc        100,000
Conexant Systems Inc                250,000
Countyrwide Financial Corp           30,000
Crown Cork & Seal Co Inc             50,000
Double Click Inc                    200,000
Durban Roodeprt ADR                 300,000
Dynegy Inc-Cl A                     150,000
EOG Resources Inc                    30,000
Eastman Chemical Company             80,000
Echostar Communications Corp Cl-A    75,000
Encysive Pharmaceuticals Inc        190,000
Enzon Inc                            25,000
Federated Dept Stores Inc            65,000
Gemstar-Tv Guide Intl Inc           250,000
Genta Inc                            15,000
Glaxosmithkline Plc-Adr              20,000
Gold Fields Ltd ADR                 100,000
Heartland Express Inc                20,000
Hewlett-Packard Co                  100,000
Hollis-Eden Phar                     87,565
Home Depot Inc                       30,000
Honeywell International Corp        150,000
Horizon Offshore Inc                226,000

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


      Page 1 of 1                                                  Name of Reporting Manager  Petros Advisors LLC
------------------------------------------------------------------------------------------------------------------------------------
         Item 1:                    Item 2:   Item 3:    Item 4:       Item 5:                Item 6:                    Item 7:
     Name of Issuer                  Title     CUSIP    Fair Market   Shares or        Investment Discretion            Managers
                                   of Class    Number     Value       Principal  (a) Sole  (b) Shared -  (c) Shared-  See Instr. V
                                                                        Amount              As Defined     Other
                                                                                           in Instr. V
---------------------------------  --------  ---------  -----------   ---------  --------  ------------  -----------  ------------
I-Stat Corp                           COM    450312103    2,225,286     252,300     x
Igen International Inc                COM    449536101      344,630      11,000     x
Incyte Genomics Inc                   COM    45337C102      243,000      50,000     x
Inter Active Corp                     COM    902984103    1,966,500      50,000     x
Isle Of Capri Casinos                 COM    464592104      992,400      60,000     x
Ivax Corp                             COM    465823102    4,194,750     235,000     x
J B Hunt Transport Services Inc       COM    445658107    4,000,500     105,000     x
Kinder Morgan Inc                     COM    49455P101    1,093,000      20,000     x
Knight Transportation Inc             COM    499064103    1,241,000      50,000     x
Martek Biosciences Corp               COM    572901106    3,464,451      80,700     x
Maverick Tube Corp                    COM    577914104      957,500      50,000     x
Mcdonald's Corporation                COM    580135101    1,654,500      75,000     x
Mentor Graphics Corp                  COM    587200106    2,397,450     165,000     x
Mesa Air Group Inc                    COM    590479101      700,480      88,000     x
Millennium Pharmaceuticals            COM    599902103    1,415,700      90,000     x
Mindspeed Technologies Inc            COM    602682106        7,646       2,832     x
Murphy Oil Corp                       COM    626717102    3,156,000      60,000     x
Newmont Mining Corp                   COM    651639106    2,109,900      65,000     x
Nintendo Co Ltd ADR                   COM    654445303      898,400     100,000     x
Oracle Corp                           COM    68389X105    3,002,500     250,000     x
Oxford Industries Inc                 COM    691497309    1,245,600      30,000     x
Providian Financial Corp              COM    74406A102    1,852,000     200,000     x
Renaissancere Hldg                    COM    G7496G103      386,920       8,500     x
Sanderson Farms Inc                   COM    800013104    1,809,640      64,400     x
Scientific Games Corp Cl A            COM    80874P109      280,500      30,000     x
Siebel Systems Inc                    COM    826170102    2,844,900     300,000     x
Sierra Wireless                       COM    826516106    1,246,000     200,000     x
Skywest Inc                           COM    830879102    1,144,800      60,000     x
Skyworks Solutions Inc                COM    83088M102    3,046,500     450,000     x
TLC Vision                            COM    872549100    1,630,200     330,000     x
Target Corp                           COM    87612E106    2,081,200      55,000     x
Transocean Inc                        COM    G90078109    1,428,050      65,000     x
Trico Marine Services Inc             COM    896106101      697,236     179,700     x
Tyco International Ltd                COM    902124106    1,423,500      75,000     x
Valueclick                            COM    92046N102      454,500      75,000     x
Veritas Software Corp                 COM    923436109    2,882,000     100,000     x
W.R. Grace                            COM    38388F108      220,500      50,000     x
Watson Pharmaceuticals Inc            COM    942683103    3,633,300      90,000     x
Werner Entreprises Inc                COM    950755108    2,119,000     100,000     x
Wyeth Com                             COM    983024100      911,000      20,000     x
iShares Lehman 20+                    COM    464287432    3,237,500      35,000     x
iShares Msci Japan                    COM    464286848    2,181,000     300,000     x
call/neu(.neugh) @ 40
  exp07/19/2003                       CALL   641234909       16,500         100     x

[continued]

                                          (SEC USE ONLY)

      Page 1 of 1
---------------------------------  ------------------------------
         Item 1:                               Item 8:
     Name of Issuer                   Voting Authority (Shares)
                                   (a) Sole  (b) Shared  (c) None


---------------------------------  --------  ----------  --------
I-Stat Corp                         252,300
Igen International Inc               11,000
Incyte Genomics Inc                  50,000
Inter Active Corp                    50,000
Isle Of Capri Casinos                60,000
Ivax Corp                           235,000
J B Hunt Transport Services Inc     105,000
Kinder Morgan Inc                    20,000
Knight Transportation Inc            50,000
Martek Biosciences Corp              80,700
Maverick Tube Corp                   50,000
Mcdonald's Corporation               75,000
Mentor Graphics Corp                165,000
Mesa Air Group Inc                   88,000
Millennium Pharmaceuticals           90,000
Mindspeed Technologies Inc            2,832
Murphy Oil Corp                      60,000
Newmont Mining Corp                  65,000
Nintendo Co Ltd ADR                 100,000
Oracle Corp                         250,000
Oxford Industries Inc                30,000
Providian Financial Corp            200,000
Renaissancere Hldg                    8,500
Sanderson Farms Inc                  64,400
Scientific Games Corp Cl A           30,000
Siebel Systems Inc                  300,000
Sierra Wireless                     200,000
Skywest Inc                          60,000
Skyworks Solutions Inc              450,000
TLC Vision                          330,000
Target Corp                          55,000
Transocean Inc                       65,000
Trico Marine Services Inc           179,700
Tyco International Ltd               75,000
Valueclick                           75,000
Veritas Software Corp               100,000
W.R. Grace                           50,000
Watson Pharmaceuticals Inc           90,000
Werner Entreprises Inc              100,000
Wyeth Com                            20,000
iShares Lehman 20+                   35,000
iShares Msci Japan                  300,000
call/neu(.neugh) @ 40
  exp07/19/2003                         100